Expense Example (Invesco Basic Balanced Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Basic Balanced Fund
Example
Expense Example, By Year, Column [Text]	Class A
1 Year	$ 666
3 Years	910
5 Years	1,173
10 Years	1,925
Class B, Invesco Basic Balanced Fund
Example
Expense Example, By Year, Column [Text]	Class B
1 Year	698
3 Years	912
5 Years	1,252
10 Years	2,080
Class C, Invesco Basic Balanced Fund
Example
Expense Example, By Year, Column [Text]	Class C
1 Year	298
3 Years	612
5 Years	1,052
10 Years	2,275
Class R, Invesco Basic Balanced Fund
Example
Expense Example, By Year, Column [Text]	Class R
1 Year	148
3 Years	459
5 Years	792
10 Years	1,735
Class Y, Invesco Basic Balanced Fund
Example
Expense Example, By Year, Column [Text]	Class Y
1 Year	97
3 Years	303
5 Years	525
10 Years	1,166
Class Investor, Invesco Basic Balanced Fund
Example
Expense Example, By Year, Column [Text]	Investor Class
1 Year	120
3 Years	375
5 Years	649
10 Years	$ 1,432